Debt - Components of Financing Costs, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest expense	$ 486	$ 499	$ 560
Amortization of deferred loan costs	11	6	8
Interest Costs Capitalized Adjustment	(15)	(85)	(99)
Loss (gain) on extinguishment of debt	39		(16)
Interest income	(10)	(7)	(8)
Financing costs, net	$ 511	$ 413	$ 445